STAFF COSTS (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of staff costs and average number of employees

USDm	2022	2021	2020
Total staff costs
Staff costs included in operating expenses	7.7	9.7	9.2
Staff costs included in administrative expenses	42.0	42.4	41.5
Total	49.7	52.1	50.7

Staff costs comprise the following
Wages and salaries	38.8	42.1	42.3
Share-based compensation	2.9	2.3	1.7
Pension costs	3.3	3.6	3.3
Other social security costs	1.5	1.3	1.3
Other staff costs	3.2	2.8	2.1
Total	49.7	52.1	50.7

Average number of permanent employees
Seafarers	100	106	109
Land-based	386	341	332
Total	486	447	441

Schedule of key management personnel compensation

USD ‘000	2022	2021	2020
Non-Executive Board and Committee remuneration, short term
Christopher H. Boehringer	210	235	256
David N. Weinstein	207	234	200
Göran Trapp	155	176	172
Torben Janholt	—	—	89
Annette Malm Justad	155	176	139
Total	727	821	856

			Annual
		Taxable	performance
USD ‘000	Salary	benefits	bonus	Total
Executive Management remuneration
Jacob Meldgaard
2020, TORM A/S¹⁾	1,052	41	1,262	2,355
2020, TORM A/S adjustment¹⁾	—	—	(125)	(125)
2020, TORM plc¹⁾	77	—	—	77
2021, TORM A/S¹⁾	1,161	44	1,161	2,366
2021, TORM plc¹⁾	82	—	—	82
2022, TORM A/S¹⁾	1,040	39	593	1,672
2022, TORM plc¹⁾	72	—	—	72

¹⁾    Paid by legal entity as noted.

Schedule of reconciliation number of other equity instruments

Number of shares (1,000)	2022	2021	2020
Outstanding as of 01 January	2,372.9	2,187.5	2,228.3
Granted during the period	1,393.0	1,355.1	1,047.4
Exercised during the period	(1,078.0)	(409.4)	(107.7)
Expired/forfeited during the period	(263.8)	(760.3)	(980.5)
Outstanding as of 31 December	2,424.0	2,372.9	2,187.5

Exercisable as of 31 December	—	—	—

Chief executive officer
Disclosure of terms and conditions of share-based payment arrangement [line items]
Disclosure of number and weighted average exercise prices of other equity instruments [text block]

Grant date	25-Apr-18	18-Mar-21	23-Mar-22
RSU LTIP grant¹⁾	766,035	255,200	255,200
Exercise price per share	DKK 53.7	DKK 53.5	DKK 58.0
RSU grant value assuming 100% vesting	USD 0.9m	USD 0.6m	USD 0.5m

¹⁾    LTIP award is fixed by the Board of Directors and was communicated via company announcement no. 10 of 25 April 2018, announcement no. 7 dated 18 March 2021, and announcement no.9 dated 23 March 2022 , therefore there is no minimum or maximum for 2018, 2021 and 2022.